Other Non-Operating Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Additional Information [Abstract]
Net loss on exchange derivative and capped calls	$ (616,446)	$ (335,953)	$ (533,908)
Foreign currency exchange gain (loss), net	4,054	910	(702)
Contributions to Atlassian Foundation	(7,809)	(5,282)	(3,629)
Other income (expense)	(558)	1,839	2,786
Other non-operating expense, net	$ (620,759)	$ (338,486)	$ (535,453)